Note Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of interest expense
	As of September 30, 2021	As of December 31, 2020

Principal amount	$-	$18,900
Less: current portion	-	(14,654)
Note payable - long term portion	$-	$4,246

	As of December 31, 2020	As of December 31, 2019

Principal amount	$18,900	$-
Less: current portion	(14,654)	-
Note payable - long term portion	$4,246	$-

Schedule of minimum principal payments under note payable to unrelated parties
Year ended December 31, 2021	$14,654
Year ended December 31, 2022	4,246
Total principal payments	$18,900